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Summary Prospectus | May 1, 2018



Deutsche U.S. Bond Index Fund





 CLASS/Ticker    A   BONDX    T   BONTX    R6   BTURX    INST   BTUSX    S   BONSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2018, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Bloomberg Barclays U.S. Aggregate Bond Index"), which emphasizes government securities, mortgage-backed securities and corporate investment grade debt securities.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class in the prospectus (p.
34), Sales Charge Waivers and Discounts Available Through Intermediaries in the prospectus (Appendix B, p. 74) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                            A           T      R6    INST      S
                                    ---------  ----------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                          2.75       2.50    None    None    None
-----------------------------------     ----       ----    ------  ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                          $   20       None     None    None    $20
-----------------------------------  -------      -----    ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          T          R6        INST           S
                                   ---------  ---------  ----------  ----------  ----------
Management fee1                        0.09       0.09       0.09        0.09        0.09
----------------------------------     ----       ----       ----        ----        ----
Distribution/service (12b-1) fees      0.24       0.25      None        None        None
----------------------------------     ----       ----      -----       -----       -----
Other expenses2                        0.56       0.62       0.62        0.53        0.62
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               0.89       0.96       0.71        0.62        0.71
----------------------------------     ----       ----      -----       -----       -----
Fee waiver/expense reimbursement       0.48       0.55       0.55        0.46        0.45
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          0.41       0.41       0.16        0.16        0.26
----------------------------------     ----       ----      -----       -----       -----

(1) "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.
(2) "Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through April 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and acquired fund fees and expenses) at ratios no higher than 0.41%, 0.41%, 0.16%, 0.16% and 0.26% for Class A, Class T, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         T      R6    INST       S
-------  --------  --------  ------  ------  ------
1        $ 316     $ 291     $16     $16     $27
--       -----     -----     ---     ---     ---
3          504       495     172     152     182
--       -----     -----     ---     ---     ---
5          709       715     341     300     351
--       -----     -----     ---     ---     ---
10       1,298     1,350     831     730     840
--       -----     -----     ---     ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in securities included in the Bloomberg Barclays U.S. Aggregate Bond Index and in derivative instruments, such as futures contracts and options, that provide exposure to the securities of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.


The BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more at the time of their issue.


MANAGEMENT PROCESS. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 95% or better (perfect correlation being 100%). Portfolio management uses an optimization strategy, investing in a statistically selected sample of the securities found in the index. Portfolio management also attempts to replicate the index's duration (a measure of the sensitivity of bond prices to changes in interest rates). The index has an intermediate duration.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) For any premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the fund, prepayment risk may be enhanced.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


INDEXING RISK. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.



                                       2
                                                   Deutsche U.S. Bond Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


For Class A and S shares, historical performance prior to class inception is based on the performance of the fund's original share class (Institutional Class) adjusted to reflect the higher expenses of the relevant share class.


Class T is a new class of shares and as of the date of this prospectus had not commenced investment operations. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.


Class R6 is a new class of shares and as of the date of this prospectus had not commenced investment operations. Class R6 shares are invested in the same portfolio of securities as Institutional Class and would have had similar performance. Performance would differ only to the extent that Class R6 and Institutional Class do not have the same fees and expenses.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2008      2009      2010      2011      2012      2013       2014      2015      2016      2017
  5.49      5.05      6.08      7.62      4.17       -2.31     5.95      0.45      2.30      3.48





                   RETURNS   PERIOD ENDING
 BEST QUARTER      4.84%     December 31, 2008
 WORST QUARTER     -3.08%    December 31, 2016
 YEAR-TO-DATE      -1.41%    March 31, 2018

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2017 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS          1          5         10
                              INCEPTION       YEAR      YEARS      YEARS
                            -----------  ---------  ---------  ---------
CLASS A before tax          2/17/2009        0.38       1.11       3.16
--------------------------  ---------        ----       ----       ----
CLASS T before tax          3/31/2017        0.64       1.17       3.27
--------------------------  ---------        ----       ----       ----
INST CLASS before tax       6/30/1997        3.48       1.93       3.79
--------------------------  ---------        ----       ----       ----
  After tax on distribu-
  tions                                      2.18       0.34       2.23
  After tax on distribu-
  tions and sale of fund
  shares                                     1.87       0.96       2.42
--------------------------  ---------        ----       ----       ----
CLASS S before tax          2/17/2009        3.38       1.84       3.65
--------------------------  ---------        ----       ----       ----
BLOOMBERG BARCLAYS
U.S. AGGREGATE BOND
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    3.54       2.10       4.01
--------------------------  ---------        ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Northern Trust Investments, Inc.


                                       3
                                                   Deutsche U.S. Bond Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018

PORTFOLIO MANAGER(S)

LOUIS R. D'ARIENZO. Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 1997.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                              AUTOMATIC
                                             UGMAS/          INVESTMENT
                  NON-IRA            IRAS     UTMAS               PLANS
        -----------------  --------------  --------  ------------------
A T         1,000                 500       1,000             500
------      -----                 ---       -----             ---
R6             None              N/A         N/A             N/A
--          -----                ----       -----            ----
INST    1,000,000                N/A         N/A             N/A
--      ---------                ----       -----            ----
S           2,500               1,000       1,000           1,000
--      ---------               -----       -----           -----

For participants in all group retirement plans for Class A, T and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class and Class R6 shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.


Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       4
                                                   Deutsche U.S. Bond Index Fund
                                         SUMMARY PROSPECTUS May 1, 2018 DBIF-SUM